S000008881 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	220 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global 1200 Consumer Staples (Sector) Capped Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.09%	4.06%	5.40%
iShares Global Consumer Staples ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	4.16%	5.49%
Performance Inception Date					Sep. 12, 2006
iShares Global Consumer Staples ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.60%	3.55%	4.89%
iShares Global Consumer Staples ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.93%	3.19%	4.30%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through June 23, 2019 reflect the performance of the S&P Global 1200 Consumer Staples Sector Index. Index returns beginning on June 24, 2019 reflect the performance of the S&P Global 1200 Consumer Staples (Sector) Capped Index, which, effective as of June 24, 2019, replaced the S&P Global 1200 Consumer Staples Sector Index as the Underlying Index of the Fund.